Separate Financial Information of Subsidiary Guarantors of Indebtedness (Tables)	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Condensed Income Statement

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,923.8	$2,813.7	$457.6	$(399.2)	$4,795.9

Cost of sales	1,467.8	2,342.3	391.0	(399.2)	3,801.9
Selling, general and administrative expenses	176.2	205.5	34.3	—	416.0
Depreciation and amortization	136.5	175.1	28.9	—	340.5
Restructuring, impairment and transaction-related charges	12.0	67.4	15.9	—	95.3
Total operating expenses	1,792.5	2,790.3	470.1	(399.2)	4,653.7
Operating income (loss)	$131.3	$23.4	$(12.5)	$—	$142.2
Interest expense (income)	79.2	(0.4)	6.7	—	85.5
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	52.1	23.8	(19.2)	—	56.7
Income tax expense (benefit)	35.8	(14.0)	1.5	—	23.3
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	16.3	37.8	(20.7)	—	33.4
Equity in earnings (loss) of consolidated entities	16.2	(9.3)	—	(6.9)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(2.5)	—	(2.5)
Net earnings (loss)	$32.5	$28.5	$(23.2)	$(6.9)	$30.9
Net (earnings) loss attributable to noncontrolling interests	—	—	1.6	—	1.6
Net earnings (loss) attributable to Quad/Graphics common shareholders	$32.5	$28.5	$(21.6)	$(6.9)	$32.5

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,939.7	$1,958.4	$515.6	$(319.7)	$4,094.0

Cost of sales	1,409.9	1,648.6	444.7	(319.7)	3,183.5
Selling, general and administrative expenses	167.4	140.4	39.3	—	347.1
Depreciation and amortization	142.1	162.3	34.2	—	338.6
Restructuring, impairment and transaction-related charges	28.3	62.8	27.2	—	118.3
Total operating expenses	1,747.7	2,014.1	545.4	(319.7)	3,987.5
Operating income (loss) from continuing operations	$192.0	$(55.7)	$(29.8)	$—	$106.5
Interest expense (income)	74.4	1.1	8.5	—	84.0
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	117.6	(56.8)	(38.3)	—	22.5
Income tax expense (benefit)	44.7	(75.5)	(0.7)	—	(31.5)
Earnings (loss) from continuing operations before equity in earnings (loss) of consolidated and unconsolidated entities	72.9	18.7	(37.6)	—	54.0
Equity in earnings (loss) of consolidated entities	(19.5)	(1.3)	—	20.8	—
Equity in earnings (loss) of unconsolidated entities	—	—	2.3	—	2.3
Net earnings (loss) from continuing operations	$53.4	$17.4	$(35.3)	$20.8	$56.3
Discontinued operations, net of tax	34.0	—	(3.2)	—	30.8
Net earnings (loss)	$87.4	$17.4	$(38.5)	$20.8	$87.1
Net (earnings) loss attributable to noncontrolling interests	—	—	0.3	—	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	$87.4	$17.4	$(38.2)	$20.8	$87.4

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,911.8	$2,219.8	$507.1	$(314.1)	$4,324.6

Cost of sales	1,395.2	1,783.1	437.9	(314.1)	3,302.1
Selling, general and administrative expenses	174.7	184.8	47.5	—	407.0
Depreciation and amortization	151.4	159.0	34.2	—	344.6
Restructuring, impairment and transaction-related charges	38.0	80.3	(4.3)	—	114.0
Total operating expenses	1,759.3	2,207.2	515.3	(314.1)	4,167.7
Operating income (loss) from continuing operations	$152.5	$12.6	$(8.2)	$—	$156.9
Interest expense (income)	95.5	3.0	9.5	—	108.0
Loss on debt extinguishment	34.0	—	—	—	34.0
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	23.0	9.6	(17.7)	—	14.9
Income tax expense (benefit)	0.8	18.6	6.6	—	26.0
Earnings (loss) from continuing operations before equity in earnings (loss) of consolidated and unconsolidated entities	22.2	(9.0)	(24.3)	—	(11.1)
Equity in earnings (loss) of consolidated entities	(69.1)	1.7	—	67.4	—
Equity in earnings (loss) of unconsolidated entities	—	—	3.1	—	3.1
Net earnings (loss) from continuing operations	$(46.9)	$(7.3)	$(21.2)	$67.4	$(8.0)
Discontinued operations, net of tax	—	—	(38.6)	—	(38.6)
Net earnings (loss)	$(46.9)	$(7.3)	$(59.8)	$67.4	$(46.6)
Net (earnings) loss attributable to noncontrolling interests	—	—	(0.3)	—	(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders	$(46.9)	$(7.3)	$(60.1)	$67.4	$(46.9)

Comprehensive Income (Loss)

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$32.5	$28.5	$(23.2)	$(6.9)	$30.9
Other comprehensive income (loss), net of tax	54.8	79.3	(21.2)	(58.1)	54.8
Total comprehensive income (loss)	87.3	107.8	(44.4)	(65.0)	85.7
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	1.6	—	1.6
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$87.3	$107.8	$(42.8)	$(65.0)	$87.3

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$(46.9)	$(7.3)	$(59.8)	$67.4	$(46.6)
Other comprehensive income (loss), net of tax	(90.1)	(116.1)	29.9	85.9	(90.4)
Total comprehensive income (loss)	(137.0)	(123.4)	(29.9)	153.3	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	—	—	—
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$(137.0)	$(123.4)	$(29.9)	$153.3	$(137.0)

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$87.4	$17.4	$(38.5)	$20.8	$87.1
Other comprehensive income (loss), net of tax	(22.6)	(26.7)	0.8	25.8	(22.7)
Total comprehensive income (loss)	64.8	(9.3)	(37.7)	46.6	64.4
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.4	—	0.4
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$64.8	$(9.3)	$(37.3)	$46.6	$64.8

Condensed Balance Sheet

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$4.8	$3.5	$4.8	$—	$13.1
Receivables, less allowances for doubtful accounts	487.6	86.1	125.2	—	698.9
Intercompany receivables	—	688.5	—	(688.5)	—
Inventories	94.2	121.4	56.9	—	272.5
Other current assets	54.8	22.9	12.1	—	89.8
Total current assets	641.4	922.4	199.0	(688.5)	1,074.3

Property, plant and equipment—net	1,032.2	667.7	225.6	—	1,925.5
Investment in consolidated entities	1,849.8	4.3	—	(1,854.1)	—
Goodwill and intangible assets—net	0.5	954.9	39.5	—	994.9
Intercompany loan receivable	421.6	2.0	—	(423.6)	—
Other long-term assets	37.9	57.1	76.0	—	171.0

Total assets	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$213.0	$97.3	$90.7	$—	$401.0
Intercompany accounts payable	678.8	—	9.7	(688.5)	—
Current portion of long-term debt and capital lease obligations	116.0	6.1	12.5	—	134.6
Other current liabilities	199.0	114.1	40.1	—	353.2
Total current liabilities	1,206.8	217.5	153.0	(688.5)	888.8

Long-term debt and capital lease obligations	1,213.0	5.9	53.3	—	1,272.2
Intercompany loan payable	—	336.2	87.4	(423.6)	—
Other long-term liabilities	276.0	436.3	4.8	—	717.1
Total liabilities	2,695.8	995.9	298.5	(1,112.1)	2,878.1

Total common stock and other equity and noncontrolling interests	1,287.6	1,612.5	241.6	(1,854.1)	1,287.6

Total liabilities and shareholders' equity	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$3.1	$2.5	$11.3	$—	$16.9
Receivables, less allowances for doubtful accounts	386.4	72.6	126.1	—	585.1
Intercompany receivables		457.2		(457.2)	—
Inventories	84.0	92.1	66.8	—	242.9
Other current assets	49.6	79.9	15.6	—	145.1
Total current assets	523.1	704.3	219.8	(457.2)	990.0

Property, plant and equipment—net	1,107.0	573.1	246.3	—	1,926.4
Investment in consolidated entities	1,470.4	14.2	—	(1,484.6)	—
Goodwill and intangible assets—net	0.3	949.9	48.3	—	998.5
Intercompany loan receivable	398.0	2.0	—	(400.0)	—
Other long-term assets	41.5	51.6	90.9	—	184.0

Total assets	$3,540.3	$2,295.1	$605.3	$(2,341.8)	$4,098.9

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$151.8	$37.8	$96.2	$—	$285.8
Intercompany accounts payable	427.7	—	29.5	(457.2)	—
Current portion of long-term debt and capital lease obligations	94.7	9.5	19.5	—	123.7
Other current liabilities	186.8	113.5	43.0	—	343.3
Total current liabilities	861.0	160.8	188.2	(457.2)	752.8

Long-term debt and capital lease obligations	1,152.7	13.7	60.6	—	1,227.0
Intercompany loan payable	—	336.2	63.8	(400.0)	—
Other long-term liabilities	290.9	581.6	10.9	—	883.4
Total liabilities	2,304.6	1,092.3	323.5	(857.2)	2,863.2

Total common stock and other equity and noncontrolling interests	1,235.7	1,202.8	281.8	(1,484.6)	1,235.7

Total liabilities and shareholders' equity	$3,540.3	$2,295.1	$605.3	$(2,341.8)	$4,098.9

Condensed Cash Flow Statement

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$70.2	$266.2	$34.7	$—	$371.1

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(62.3)	(85.7)	(20.3)	—	(168.3)
Acquisition related investing activities—net of cash acquired	(50.8)	(4.6)	(1.2)	—	(56.6)
Intercompany investing activities	(145.8)	(152.3)	—	298.1	—
Other investing activities	16.0	19.5	5.1	—	40.6
Net cash from investing activities	(242.9)	(223.1)	(16.4)	298.1	(184.3)

FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	649.0	—	—	—	649.0
Payments of long-term debt and capital lease obligations	(747.7)	(22.3)	(5.3)	—	(775.3)
Borrowings on revolving credit facilities	719.0	7.8	169.6	—	896.4
Payments on revolving credit facilities	(691.0)	(8.8)	(179.8)	—	(879.6)
Payment of dividends	(28.2)	—	—	—	(28.2)
Intercompany financing activities	303.2	—	(5.1)	(298.1)	—
Other financing activities	(22.0)	(13.8)	—	—	(35.8)
Net cash from financing activities	182.3	(37.1)	(20.6)	(298.1)	(173.5)

Effect of exchange rates on cash and cash equivalents	—	—	(8.2)	—	(8.2)
Net increase (decrease) in cash and cash equivalents	9.6	6.0	(10.5)	—	5.1
Cash and cash equivalents at beginning of year	0.4	4.1	16.0	—	20.5
Cash and cash equivalents at end of year	$10.0	$10.1	$5.5	$—	$25.6

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$106.6	$301.2	$33.3	$—	$441.1

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(55.4)	(81.0)	(13.1)	—	(149.5)
Acquisition related investing activities—net of cash acquired	(41.6)	(250.3)	—	—	(291.9)
Intercompany investing activities	(287.2)	(212.9)	—	500.1	—
Other investing activities	6.2	4.6	—	—	10.8
Net cash from investing activities	(378.0)	(539.6)	(13.1)	500.1	(430.6)

FINANCING ACTIVITIES
Payments of long-term debt and capital lease obligations	(95.3)	(8.9)	(8.3)	—	(112.5)
Borrowings on revolving credit facilities	1,504.9	—	123.9	—	1,628.8
Payments on revolving credit facilities	(1,345.1)	—	(129.9)	—	(1,475.0)
Payment of dividends	(56.4)	—	—	—	(56.4)
Intercompany financing activities	255.6	252.8	(8.3)	(500.1)	—
Other financing activities	9.4	(4.5)	—	—	4.9
Net cash from financing activities	273.1	239.4	(22.6)	(500.1)	(10.2)

Effect of exchange rates on cash and cash equivalents	—	—	(4.1)	—	(4.1)
Net increase (decrease) in cash and cash equivalents	1.7	1.0	(6.5)	—	(3.8)
Cash and cash equivalents at beginning of year	3.1	2.5	11.3	—	16.9
Cash and cash equivalents at end of year	$4.8	$3.5	$4.8	$—	$13.1

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$328.4	$(0.6)	$26.4	$—	$354.2

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(42.1)	(37.9)	(23.5)	—	(103.5)
Acquisition related investing activities—net of cash acquired	45.1	(32.5)	—	—	12.6
Intercompany investing activities	(409.3)	40.0	153.6	215.7	—
Other investing activities	23.5	15.4	(18.1)	—	20.8
Net cash from investing activities	(382.8)	(15.0)	112.0	215.7	(70.1)

FINANCING ACTIVITIES
Payments of long-term debt and capital lease obligations	(81.0)	(9.6)	(5.0)	—	(95.6)
Borrowings on revolving credit facilities	141.7	—	128.6	—	270.3
Payments on revolving credit facilities	(176.7)	—	(119.0)	—	(295.7)
Payment of dividends	(151.8)	—	—	—	(151.8)
Intercompany financing activities	313.2	32.5	(130.0)	(215.7)	—
Other financing activities	2.1	(14.9)	—	—	(12.8)
Net cash from financing activities	47.5	8.0	(125.4)	(215.7)	(285.6)

Effect of exchange rates on cash and cash equivalents	—	—	(7.2)	—	(7.2)
Net increase (decrease) in cash and cash equivalents	(6.9)	(7.6)	5.8	—	(8.7)
Cash and cash equivalents at beginning of year	10.0	10.1	5.5	—	25.6
Cash and cash equivalents at end of year	$3.1	$2.5	$11.3	$—	$16.9